Financial Instrument Risk - Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ 153,316	£ 30,934
Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	174,829	158,179
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	328,145	189,113
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	140,755	59,639
GBP | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	52,369	41,497
GBP | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	193,124	101,136
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	23,897	16,634
EUR | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,241	9,641
EUR | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	35,138	26,275
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	47,580	23,002
USD | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12,725	15,560
USD | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	60,305	38,562
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(49,249)	(47,799)
RON | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	56,392	53,533
RON | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,143	5,734
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(9,667)	(20,542)
Others | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	42,102	37,948
Others | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 32,435	£ 17,406